Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 206,822	$ 155,213
Less: Accumulated depreciation	(61,052)	(33,778)
Property and equipment, net	145,770	121,435
Facilities [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	12,762	12,762
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	4,617	2,165
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	113,963	51,072
Computer Equipment and Software [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	10,129	6,204
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	55,033	40,435
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	10,278	42,575
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 40